S000022083 [Member] Investment Risks - Developed International Index Fund	Dec. 31, 2025
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Financials Sector, Health Care Sector, and Industrials Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Large Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.

Depositary Receipts Risk [Member]
Prospectus [Line Items]
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Depositary Receipts Risk. The possibility that the Fund’s investments in foreign companies through depositary receipts will expose the Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs and GDRs may change materially at times when U.S. markets are not open for trading.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The possibility that the Fund’s use of derivatives may lead to losses stemming from leverage risk, imperfect correlation with underlying investment, valuation risk, liquidity risk, and counterparty risk, each of which is commonly associated with the use of derivatives. These losses may be magnified when derivatives are used to leverage the Fund’s assets to enhance return rather than mitigate risk. Derivatives may be difficult to sell when the Adviser believes it would be appropriate to do so because they have become less liquid or illiquid. Derivatives also may be difficult to value. In addition, the Fund may bear the risk that the other party to a derivatives contract may be unwilling or unable to fulfill its contractual obligations. Certain of these risks may be heightened or less relevant for different types of derivatives in which the Fund may invest.
Futures Contracts Risk. The possibility that futures contracts will subject the Fund to leverage risk, correlation risk, and liquidity risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Because futures contracts require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There may be imperfect correlation between price movements of a futures contract and price movements of the underlying investments for which futures are used as a substitute, or which futures are intended to hedge.
Forward Contracts Risk. The possibility that the use of forwards will subject the Fund to correlation risk, leverage risk, valuation risk and liquidity risk. The Fund’s use of forward contracts is subject to the risk that a forward contract’s price movements will not correlate with those in the price of the underlying investment. Like other derivatives, forward contracts also are subject to the risk that there may not be a liquid secondary market for the contract, which would result in the Fund’s inability to close out the contract when desired. In addition, unanticipated market movements against the direction of a forward contract could cause potentially unlimited losses.

Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic Focus Risk. The possibility that the Fund may be less diversified across countries or geographic regions and the Fund’s performance will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
Japan. The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.
United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. On January 31, 2020, the United Kingdom formally withdrew from the EU (commonly referred to as “Brexit”) and, following an 11-month transition period, left the EU single market and customs union under the terms of a new trade agreement on December 31, 2020. The agreement governs the new relationship between the United Kingdom and EU with respect to trading goods and services. Certain aspects of Brexit have had an adverse impact on the region, leading to increased inflation, labor shortages and business closures, among others. There is still considerable uncertainty relating to the potential consequences associated with the exit and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund’s investments.
France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. The United Kingdom’s departure from the EU negatively impacted external demand for French exports. Reduction in spending on French products and services, or changes in any of the economies of trading partners may have an adverse impact on the French economy. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. In addition, France has been a target of terrorism in the past. Acts of terrorism in France or against French interests abroad may cause uncertainty in the French financial markets and adversely affect the performance of the issuers to which the Fund has exposure.

Mid Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Securities Risk. The possibility that the return on the Fund’s investments in mid-cap companies may be less than the return on investments in stocks of larger or smaller companies or the stock market as a whole. Mid-cap companies may be more vulnerable to market volatility and adverse business or economic events than larger, more established companies. The securities of mid-cap companies are more likely to trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The possibility that, to the extent the Fund invests to a significant extent in a particular industry or group of industries within a particular sector, the Fund may be subject to greater risks than if its investments were broadly diversified across industries and sectors. The Fund also is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Investment Risk. The possibility that the Fund’s return may be lower than the return of an actively managed fund because the Fund holds shares of a security based on the holdings of its benchmark index, not the current or projected performance of a security, industry or sector. The Fund does not take defensive positions under any market conditions, including declining markets.

Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Risk. The possibility that the Fund may not hold all of the securities included in its benchmark index and that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s benchmark index.

Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. The possibility that the Sub-Adviser may not be able to cause the Fund’s performance to correspond to that of the Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Local, regional or global events such as war, acts of terrorism, natural or environmental disasters, public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Different sectors of the market and different security types may react differently to such developments.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.